Equity - Schedule of changes in warrants outstanding (Details) - Warrants [Member]	12 Months Ended
	Mar. 31, 2022 Share $ / shares	Mar. 31, 2021 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of other equity instruments outstanding, beginning balance | Share	1,250,000	250,000
Number of other equity instruments issued | Share	2,323,727	1,000,000
Number of other equity instruments outstanding, ending balance | Share	3,573,727	1,250,000
Weighted average exercise price of other equity instruments outstanding at beginning of period | $ / shares	$ 13.25	$ 6.2
Weighted average exercise price of other equity instruments issued | $ / shares	28.13	15
Weighted average exercise price of other equity instruments outstanding at end of period | $ / shares	$ 22.92	$ 13.25